Other Liabilities, Provisions, Contingencies and Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of financial liabilities [abstract]
Sundry creditors		$ 11,895	$ 11,509
Derivative financial instruments (see Note 21)		1,127	848
Other notes payable			11,294
Others		3	4
Total Other current financial liabilities	$ 655	13,025	23,655
Contingencies		6,303	8,854
Payable taxes		651	710
Others		2,586	879
Total provisions and other non-current liabilities	$ 480	$ 9,540	$ 10,443